Accrued and other current liabilities	12 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Accrued and other current liabilities

8. Accrued and other current liabilities

The components of accrued and other current liabilities were as follows:

	March 31, 2015	March 31, 2014
Accrued warranty and related costs (note 9)	$11,448	$17,775
Accrued compensation and employee benefits	8,418	17,230
Accrued restructuring liabilities (note 2)	5,210	9,120
Other current liabilities	19,264	38,811

	$44,340	$82,936

Other accrued liabilities, as noted in the table above, include, among other things, freight liabilities, in-transit inventory liabilities and marketing program liabilities, none of which are greater than 5% of the current liabilities balance.